UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net (loss) income	$ (309)	$ 643	$ 453	$ 840
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	79	106	86	89
Cash flow hedges	(12)	7	(27)	16
Taxes on the above items	(2)	(1)	(5)	5
Total other comprehensive income	65	112	54	110
Comprehensive (loss) income	(244)	755	507	950
Attributable to:
Brookfield Infrastructure Partners L.P.	(398)	526	15	546
Non-controlling interests	$ 154	$ 229	$ 492	$ 404